EXHIBIT 99.1

SCF Equipment Trust 2016-1 LLC Equipment Contract Backed Notes, Series 2016-1 Report To: Stonebriar Commercial Finance LLC Credit Suisse Securities (USA) LLC Guggenheim Securities, LLC 2 June 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures
Stonebriar Commercial Finance LLC
5601 Granite Parkway, Suite 1350
 Plano, Texas 75024
Credit Suisse Securities (USA) LLC
11 Madison Avenue
 New York, New York 10010
Guggenheim Securities, LLC
330 Madison Avenue
 New York, New York 10017
Re:	SCF Equipment Trust 2016-1 LLC (the·“Issuer”) Equipment Contract Backed Notes, Series 2016-1 (the “Notes”)
We have performed the procedure enumerated in Attachment A, which was agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of equipment lease contracts and equipment loan contracts (the “Contracts”) relating to the Issuer.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedure is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
The procedure performed and our associated findings are included in Attachment A.
For the purpose of the procedure described in this report, Stonebriar Commercial Finance LLC (the “Originator”), on behalf of the Issuer, provided us with:
a.	An electronic data file labeled “SCF- April 2016 ABS Extract 5-13-2016.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Originator, on behalf of the Issuer, indicated contains information on the Contracts as of 30 April 2016 (the “Initial Cut-Off Date”),

b.	Imaged copies of:
i.	The loan and security agreement, promissory note, lease agreement, contribution agreement, payment schedule, amendment(s) and addendum(s) (as applicable and collectively, the “Loan & Lease Agreement”) and
ii.	Certain printed screen shots from the Originator’s servicing system (the “System Screenshots,” together with the Loan & Lease Agreement, the “Source Documents”), relating to the Contracts,
c.	The list of relevant characteristics (the “Sample Characteristics”), as shown on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.
The procedure included in Attachment A was limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Contracts (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Originator that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.
We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contracts,
iii.	Whether the originator of the Contracts complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 June 2016

Attachment A

Procedure performed and our associated findings
1.	For each Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Originator, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents
Sample Characteristic	Source Document(s)	Note(s)
Lease number	Loan & Lease Agreement	i.
Customer name	Loan & Lease Agreement	ii., iii.
Contract type	Loan & Lease Agreement	ii., iv.
Commencement date	Loan & Lease Agreement	ii., v.
Contract term	Loan & Lease Agreement or System Screenshots	ii., vi.
Term date	(a) Loan & Lease Agreement or (b) Loan & Lease Agreement and recalculation	ii., vii., viii.
Billing cycle	Loan & Lease Agreement
Equipment cost	Loan & Lease Agreement or System Screenshots	ii., vi.
Contract payment amount	(a) Loan & Lease Agreement or (b) Loan & Lease Agreement and recalculation	ii., ix., x., xi.
State	Loan & Lease Agreement
Balloon amount	(a) Loan & Lease Agreement or (b) Loan & Lease Agreement and recalculation	ii., xii.
Interest rate	System Screenshots	ii.
Paid to date	System Screenshots
Payments remaining	System Screenshots
Last payment date	System Screenshots
Residual	System Screenshots
Remaining receivable balance	(a) System Screenshots or (b) System Screenshots and recalculation	xiii.
Industry (SIC description)	System Screenshots	iii.
SIC Code	System Screenshots
Country	System Screenshots

Exhibit 1 to Attachment A

Notes:
i.	For identification purposes only.
ii.	With respect to the Contracts, the applicable Source Document contains conflicting information relating to these Sample Characteristics. For these Contracts, the Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File for a Sample Characteristic agreed with any of the information on the corresponding Source Document which relates to such Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Source Documents for any of the Sample Characteristics.
iii.	For the purpose of comparing the customer name and industry (SIC description) Sample Characteristics for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences that are due to abbreviation or punctuation.
iv.	For the purpose of comparing the contract type Sample Characteristic for each Contract that has a contract type value of “Finance Lease,” “Tax Lease,” or “Operating Lease,” as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to note agreement if the corresponding Source Document has a contract type value of “lease.”
v.	For the purpose of comparing the commencement date Sample Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- 2 days or less.
vi.	For the purpose of comparing the contract term and equipment cost Sample Characteristics for each Contract, the Originator, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the contract term and equipment cost Sample Characteristics.
vii.	For the purpose of comparing the term date Sample Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the term date on the Preliminary Data File agrees with the month and year of the term date on the Loan & Lease Agreement.

Exhibit 1 to Attachment A

Notes: (continued)
viii.	For the purpose of comparing the term date Sample Characteristic for each Contract that does not have the term date specifically stated on the Loan & Lease Agreement, the Originator, on behalf of the Issuer, instructed us to recalculate the term date by adding:
a.	The number of months in the contract term, as shown on the Loan & Lease Agreement or System Screenshots (and in accordance with the methodologies described in notes ii. and vi. above), to
b.	The commencement date, as shown on the Loan & Lease Agreement (and in accordance with the methodologies described in notes ii. and v. above).
ix.	For the purpose of comparing the contract payment amount Sample Characteristic for each Contract (except for Contract numbers 500-0001004-001 and 500-0001004-002, as shown on the Preliminary Data File), the Originator, on behalf of the Issuer, instructed us to use the Loan & Lease Agreement as the Source Document.
For each Contract (except for Contract numbers 500-0001004-001 and 500-0001004-002, as shown on the Preliminary Data File) that does not have the contract payment amount specifically stated on the Loan & Lease Agreement, the Originator, on behalf of the Issuer, instructed us to recalculate the contract payment amount by multiplying the:
a.	Lessor’s cost by
b.	Rental factor,
both as shown on the Loan & Lease Agreement.
x.	For the purpose of comparing the contract payment amount Sample Characteristic for Contract number 500-0001004-001, as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to use the initial monthly installment amount, as shown on the Loan & Lease Agreement, as the contract payment amount.
xi.	For the purpose of comparing the contract payment amount Sample Characteristic for Contract number 500-0001004-002, as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to recalculate the contract payment amount as the difference between the:
a.	Subsequent monthly installment amount and
b.	Initial monthly installment amount,
both as shown on the Loan & Lease Agreement.

Exhibit 1 to Attachment A

Notes: (continued)
xii.	For the purpose of comparing the balloon amount Sample Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to use the Loan & Lease Agreement as the Source Document.
For each Contract with a balloon amount greater than “0,” as shown on the Preliminary Data File, that does not contain a balloon amount on the Loan & Lease Agreement, the Originator, on behalf of the Issuer, instructed us to recalculate the balloon amount by multiplying the:
a.	Lessor’s cost by
b.	Applicable extension rate,
both as shown on the Loan & Lease Agreement.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- 5% or less (as a percentage of the balloon amount, as shown on the Preliminary Data File).
xiii.	For the purpose of comparing the remaining receivable balance Sample Characteristic for each Contract that does not have a contract type value of “Operating Lease,” as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to use the System Screenshots as the Source Document.
For each Contract that has a contract type value of “Operating Lease,” as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to recalculate the remaining receivable balance as the difference between the:
a.	Gross contract amount and
b.	Received CTD amount,
both as shown on the System Screenshots.
We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.